Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2020
Entity Registrant Name	THE UBS FUNDS
Entity Central Index Key	0000886244
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 22, 2021
Document Effective Date	Feb. 22, 2021
Prospectus Date	Feb. 22, 2021
UBS Engage For Impact Fund | Class P2
Prospectus:
Trading Symbol	EIPTX